Earnings (Loss) per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings (loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share of common stock for the three and nine months ended September 30, 2013 and 2012. The allocation of undistributed earnings (losses) to common stock in the table below excludes zero net income (loss) allocated to the participating securities for the three months ended September 30, 2013 and 2012, and zero and $105,795 for the nine months ended September 30, 2013 and 2012.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Basic net income (loss) per share attributable to common stock:
Numerator
Net income (loss)	$(3,475,339)	$(1,012,877)	$(6,199,780)	$4,657,611

Denominator
Weighted avg. common shares outstanding	8,914,666	4,455,790	5,958,415	4,455,790

Basic earnings (losses) per share attributable to common stock	$(0.39)	$(0.23)	$(1.04)	$1.05

Diluted net income (loss) per share attributable to common stock:
Numerator
Net income (loss)	$(3,475,339)	$(1,012,877)	$(6,199,780)	$4,657,611

Denominator
Weighted avg. common shares outstanding	8,914,666	4,455,790	5,958,415	4,455,790

Diluted net income (loss) per share attributable to common stock	$(0.39)	$(0.23)	$(1.04)	$1.05

The following table sets forth the computation of basic and diluted earnings (loss) per share of common stock for the years ended December 31, 2012 and 2011. The allocation of undistributed earnings (losses) to common stock in the table below excludes $85,209 of net income allocated to the participating securities for the year ended December 31, 2012, and zero for the year ended December 31, 2011.

	Years ended December 31
	2012	2011
Basic net income (loss) per share attributable to common stock:
Numerator
Net income (loss)	$3,801,696	$(2,252,188)

Denominator
Weighted avg. commons shares outstanding	4,455,790	4,444,518

Basic earnings (losses) per share attributable to common stock	$0.85	$(0.51)

Diluted net income (loss) per share attributable to common stock:
Numerator
Net income (loss)	3,801,696	(2,252,188)

Denominator
Weighted avg. common shares outstanding	4,455,790	4,444,518

Diluted earnings (losses) per share attributable to common stock	$0.85	$(0.51)

Antidilutive Securities Excluded from Diliuted Earnings Per Share Computation

The computation of diluted earnings (loss) per share for the three and nine months ended September 30, 2013 and 2012 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings (loss) per share because these instruments were antidilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Stock Options	1,214,749	946,281	1,214,749	946,281
Unvested Restricted Stock	103,784	101,211	103,784	101,211
Warrants	20,467	20,467	20,467	20,467

The computation of diluted earnings per share for the years ended December 31, 2012 and 2011 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings per share because these instruments were antidilutive:

	December 31
	2012	2011
Stock options	946,281	950,785
Unvested restricted stock	99,869	112,257
Warrants	20,467	20,467